Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
11.	Commitments and Contingencies

From time to time, the Company is engaged in various legal proceedings that are routine in nature and incidental to its business. At this time, there are no legal proceedings to which the Company is a party nor, to management’s knowledge, are any material legal proceedings contemplated.

As of December 31, 2012, a number of the Company’s employees were covered by employment agreements. In general, the employment agreements contain non-compete provisions ranging from nine months to one year following the term of the applicable agreement.